Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Payables and Accruals [Abstract]
Ongoing accrued expenses	$ 256,012	$ 242,918
Project-related provisions	155,739	227,049
Taxes payable	27,843	34,143
Dividends payable	35,046	31,736
Derivative instruments	20,821	5,685
Other	211,176	126,556
Total accrued expenses and other current liabilities	$ 706,637	$ 668,087